Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Unrealized gains (losses) on available-for-sale securities, beginning balances	$ 12	$ 25	$ 14
Unrealized gains (losses) on available-for-sale securities, net of income taxes	(43)	(13)	11
Unrealized gains (losses) on available-for-sale securities, expense reclassified into operations from other comprehensive income, net of income tax benefit	1
Unrealized gains (losses) on available-for-sale securities, ending balances	(30)	12	25
Foreign currency translation adjustments, beginning balances	(278)	(271)	(283)
Foreign currency translation adjustments, net of income tax benefit	(95)	(7)	12
Foreign currency translation adjustments, ending balances	(373)	(278)	(271)
Defined benefit plans, beginning balances	(132)	(220)	(187)
Defined benefit plans, net of income tax benefit	38	67	(55)
Defined benefit plans, expense reclassified into operations from other comprehensive income	7	21	22
Defined benefit plans, ending balances	(87)	(132)	(220)
Change in fair value of derivative instruments, beginning balances	(6)	(36)	(4)
Change in fair value of derivative instruments, net of income tax benefit	5	1	(51)
Change in fair value of derivatives instruments, (income) expense reclassified into operations from other comprehensive income	1	29	19
Change in fair value of derivative instruments, ending balances	0	(6)	(36)
Accumulated other comprehensive loss, net of tax, beginning balances	(404)	(502)	(460)
Unrealized gains (losses) on available-for-sale securities, net of income taxes	(43)	(13)	11
Foreign currency translation adjustments, net of income tax benefit	(95)	(7)	12
Change in fair value of derivative instruments, net of income tax benefit	5	1	(51)
Defined benefit plans, net of income tax benefit	38	67	(55)
Expense reclassified into operations from other comprehensive income, Total	9	50	41
Accumulated other comprehensive loss, net of tax, ending balances	$ (490)	$ (404)	$ (502)